Leases (Tables)	12 Months Ended
Mar. 31, 2025
Leases [Abstract]
Schedule of Lease Liabilities	Lease liabilities consist of the following:
	As of March 31,
(In millions)	2024	2025
Current portion	¥384	¥376
Non-current portion	1,277	901
Total	¥1,661	¥1,277

Schedule of Lease Expenses

Amounts recognized in the consolidated statements of profit or loss and other comprehensive income are as follows:

	As of March 31,
(In millions)	2023	2024	2025
Interest expenses on lease liabilities	¥3	¥5	¥10
Expenses pertaining to short-term leases	3	1	—
Expenses pertaining to leases of low-value assets that are not short-term leases expenses	¥14	¥25	¥28